Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Compensation to the Non-Executive Directors [Member]
Related Parties (Tables) [Line Items]
Schedule of Transactions with Related Parties	Compensation to the non-executive directors:
	For the year ended December 31,
	2023	2022	2021

Fees, including reimbursement of expenses	448	270	272
Share-based compensation	6	(10)	24
	454	260	296

Transactions with Related Parties [Member]
Related Parties (Tables) [Line Items]
Schedule of Transactions with Related Parties	Transactions with related parties:
	For the year ended December 31,
	2023	2022	2021

Consulting fees, including share-based compensation and reimbursement of expenses	19	58	61
	19	58	61